FINANCIAL INFORMATION BY SEGMENT - MAJOR DATA (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure Of Operating Segments [Line Items]
Sales		$ 1,921,311		$ 1,757,498		$ 1,949,883
Other Operating Income (expense)		5,755		3,991
EBITDA		196,870		213,710		223,281
Amortization and depreciation		104,421		97,364		102,858
Operating profit/(loss)		92,449		116,346
Net finance expense		(93,484)		(107,782)
Income tax		12,533		5,207
Profit/(loss) from continuing operations	[1]	(13,568)		3,357		52,230	[2]
Profit (loss) from discontinued operations	[1]	0	[3]	(3,206)	[3]	(3,082)	[2]
Profit/(loss) for the year		(13,568)		151		49,148
Acquisition and integration related costs		0		0		108
Restructuring costs		16,779		33,646		15,799
Sponsor Management Fees		0		0		0
Site relocation expenses		0		9,323		3,410
Financing and IPO fees		0		0		313
Asset impairments and Other		7,317		(34,817)		6,775
Adjusted EBITDA (unaudited)				220,966		221,862		$ 249,686
Capital expenditure		67,535		48,166		121,214
Fixed assets				535,443		537,838		541,945
Allocated assets		1,330,305		1,377,618				1,378,416
Allocated liabilities				952,466		947,415		980,625
Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		1,167,911		1,010,665		1,060,694
Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		753,382		746,833		889,170
Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		18		0		19
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		223,444		223,931		231,705
Other Operating Income (expense)		(215,860)		(220,645)		(219,713)	[4]
EBITDA		7,585		3,285		11,991	[4]
Amortization and depreciation		(9,340)		(10,712)		(12,360)	[4]
Operating profit/(loss)		(1,755)		(7,427)		(369)	[4]
Net finance expense		(16,834)		(12,319)		(12,343)	[4]
Income tax		5,031		4,933		3,233	[4]
Profit/(loss) from continuing operations				(14,813)		(9,479)	[4]
Profit (loss) from discontinued operations				(3,206)		(3,082)	[4]
Profit/(loss) for the year		(13,558)		(18,019)		(12,561)	[4]
Acquisition and integration related costs		0		0		0	[4]
Restructuring costs		3,831		10,390		6,299	[4]
Sponsor Management Fees		0		0		0	[4]
Site relocation expenses		0		18		0	[4]
Financing and IPO fees		0		0		0	[4]
Asset impairments and Other		115		2,709		175	[4]
Adjusted EBITDA (unaudited)				14,790		16,402		18,465
Capital expenditure		3,948		2,124		7,332
Fixed assets				49,101		48,342		62,014
Allocated assets				401,332		396,298		417,828
Allocated liabilities				126,575		272,082		278,871
EMEA [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		80,020		72,750		71,524
EMEA [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		143,424		151,176		160,148
EMEA [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		1		4		32
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales		17,375		14,217		13,174
Other Operating Income (expense)		(688,949)		(596,963)		(685,565)
EBITDA		69,092		121,953		104,208
Amortization and depreciation		(37,640)		(33,757)		(38,371)
Operating profit/(loss)		31,452		88,196		65,837
Net finance expense		(13,206)		(31,092)		(8,678)
Income tax		(9,667)		(15,823)		(20,157)
Profit/(loss) from continuing operations				41,281		37,002
Profit (loss) from discontinued operations				0		0
Profit/(loss) for the year		8,579		41,281		37,002
Acquisition and integration related costs		0		0		108
Restructuring costs		8,473		10,562		3,107
Sponsor Management Fees		0		0		0
Site relocation expenses		0		168		27
Financing and IPO fees		0		0		0
Asset impairments and Other		4,208		(40,668)		1,610
Adjusted EBITDA (unaudited)				83,507		92,015		109,060
Capital expenditure		24,503		23,042		39,207
Fixed assets				178,485		189,036		211,105
Allocated assets				603,770		558,657		590,884
Allocated liabilities				280,575		259,352		327,042
Americas [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		435,195		394,961		411,651
Americas [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		317,849		322,237		376,347
Americas [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		4,997		1,718		1,775
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Sales		944,806		816,373		930,194
Other Operating Income (expense)		(832,377)		(717,683)		(813,701)
EBITDA		112,429		98,690		116,493
Amortization and depreciation		(56,908)		(52,356)		(49,979)
Operating profit/(loss)		55,521		46,334		66,514
Net finance expense		(33,038)		(40,074)		(25,257)
Income tax		(8,822)		(3,070)		(14,010)
Profit/(loss) from continuing operations				3,190		27,247
Profit (loss) from discontinued operations				0		0
Profit/(loss) for the year		13,661		3,190		27,247
Acquisition and integration related costs		0		0		0
Restructuring costs		4,011		10,994		5,613
Sponsor Management Fees		0		0		0
Site relocation expenses		0		9,137		3,383
Financing and IPO fees		0		0		0
Asset impairments and Other		119		2,131		3,892
Adjusted EBITDA (unaudited)				124,714		120,952		129,381
Capital expenditure		38,825		23,000		74,248
Fixed assets				306,672		298,920		266,454
Allocated assets				677,149		677,794		618,925
Allocated liabilities				499,670		490,172		456,823
BRAZIL [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		652,696		542,953		577,519
BRAZIL [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		292,110		273,420		352,675
BRAZIL [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		0		0		0
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Sales		(4,980)		(1,723)		(1,789)
Other Operating Income (expense)		12,745		(8,497)		(7,623)
EBITDA		7,764		(10,218)		(9,411)
Amortization and depreciation		(533)		(539)		(797)
Operating profit/(loss)		7,231		(10,757)		(10,208)
Net finance expense		(30,406)		(24,297)		(116)
Income tax		925		8,753		7,784
Profit/(loss) from continuing operations				(26,301)		(2,540)
Profit (loss) from discontinued operations				0		0
Profit/(loss) for the year		(22,250)		(26,301)		(2,540)
Acquisition and integration related costs		0		0		0
Restructuring costs		464		1,700		780
Sponsor Management Fees		0		0		0
Site relocation expenses		0		0		0
Financing and IPO fees		0		0		313
Asset impairments and Other		2,875		1,011		1,098
Adjusted EBITDA (unaudited)				(2,045)		(7,507)		(7,220)
Capital expenditure		259		0		427
Fixed assets				1,185		1,540		2,372
Allocated assets				(351,946)		(255,131)		(249,221)
Allocated liabilities				45,646		(74,191)		$ (82,111)
Other and eliminations | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		0		1		0
Other and eliminations | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		(1)		0		0
Other and eliminations | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		(4,980)		(1,722)		(1,788)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		$ (1)		$ (25)		$ (1,336)

[1]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[2]	(*) E xclude discontinued operations – Mo roc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.
[4]	(*) Exclude discontinued operations - Morocco.